Condensed Financial Information of the Parent Company (Details)	Mar. 31, 2025	Dec. 31, 2024
Condensed Financial Information of the Parent Company [Line Items]
Consolidated subsidiary exceed net assets	25.00%	25.00%
PRC Subsidiaries [Member]
Condensed Financial Information of the Parent Company [Line Items]
Consolidated subsidiary did not exceed net assets	25.00%	25.00%